Fair Value Measurements (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	$ 67,286,941	$ 60,332,973
Minimum
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice	0 days	0 days
Maximum
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice	30 days	30 days
Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	$ 46,224,880	$ 41,812,095
Unfunded Commitments	0	0
Investments measured at NAV - Common collective trust funds* | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	$ 46,224,880	$ 41,812,095